Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net loss	$ (23,879)	$ (30,224)	$ (6,716)
Adjustments to profit and loss items:
Depreciation and amortization	1,860	1,483	1,303
Share-based compensation	3,108	3,138	1,940
Revaluation of warrants accounted at fair value	(2,158)	10,704	(8,310)
Revaluation of liabilities in respect of IIA grants	380	752	427
Revaluation of liabilities in respect of TEVA	0	770	468
Financing income and exchange differences on lease liability	1,725	487	257
Increase (decrease) in severance pay liability, net	31	(30)	83
Other (income) expenses	(13)	18	(211)
Financial income, net	(1,891)	(2,039)	(2,231)
Unrealized foreign currency loss (gain)	(51)	47	189
Adjustments to profit and loss items, total	2,991	15,330	(6,085)
Changes in asset and liability items:
Decrease (increase) in trade receivables	3,211	(1,141)	5,658
Decrease (increase) in inventories	(1,363)	187	(906)
Decrease (increase) in other receivables	1,665	120	(894)
Increase (decrease) in trade payables and accrued expenses	2,350	406	(594)
Increase in grants received in advance	0	1,181	0
Increase (decrease) in other payables	(1,096)	517	(928)
Changes in asset and liability items, total	4,767	1,270	2,336
Net cash used in operating activities	(16,121)	(13,624)	(10,465)
Cash flows from investing activities:
Purchase of property and equipment	(5,505)	(6,273)	(6,464)
Interest received	1,591	2,252	1,947
Investment in short-term bank deposits, net	(14,036)	(4,376)	(29,804)
Net cash used in investing activities	(17,950)	(8,397)	(34,321)
Cash flows from financing activities:
Repayment of lease liabilities	(1,212)	(928)	(778)
Proceeds from exercise of warrants and share options	3,630	1,210	0
Proceeds from issuance of shares	27,416	22,165	24,909
Repayment of IIA grants	(214)	(219)	(380)
Repayment of liabilities in respect of TEVA	0	(2,834)	(834)
Net cash provided by financing activities	29,620	19,394	22,917
Exchange rate differences on cash and cash equivalent balances	95	(84)	(160)
Decrease in cash and cash equivalents	(4,356)	(2,711)	(22,029)
Balance of cash and cash equivalents at the beginning of the year	9,155	11,866	33,895
Balance of cash and cash equivalents at the end of the year	4,799	9,155	11,866
Supplement disclosure of non-cash transactions:
Right of use asset, net, recognized with corresponding lease liability	1,433	480	6,825
Purchase of property and equipment with credit	$ (268)	$ (344)	$ (1,011)